Insurance Contract Liabilities and Investment Contract Liabilities	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Insurance Contract Liabilities and Investment Contract Liabilities

10.A Insurance Contract Liabilities
10.A.i Description of Business
The majority of the products sold by the Company are insurance contracts. These contracts include all forms of life, health and critical illness insurance sold to individuals and groups, life contingent annuities, accumulation annuities, and segregated fund products with guarantees.

10.A.ii Methods and Assumptions
General
The liabilities for insurance contracts represent the estimated amounts which, together with estimated future premiums and net investment income, will provide for outstanding claims, estimated future benefits, policyholders' dividends, taxes (other than income taxes), and expenses on in-force insurance contracts.

In determining our liabilities for insurance contracts, assumptions must be made about mortality and morbidity rates, lapse and other policyholder behaviour, interest rates, equity market performance, asset default, inflation, expenses, and other factors over the life of our products. Most of these assumptions relate to events that are anticipated to occur many years in the future. Assumptions require significant judgment and regular review and, where appropriate, revision.

We use best estimate assumptions for expected future experience and apply margins for adverse deviations to provide for uncertainty in the choice of the best estimate assumptions. The amount of insurance contract liabilities related to the application of margins for adverse deviations to best estimate assumptions is called a provision for adverse deviations.

Best Estimate Assumptions
Best estimate assumptions are intended to be current, neutral estimates of the expected outcome as guided by Canadian actuarial standards of practice. The choice of best estimate assumptions takes into account current circumstances, past experience data (Company and/or industry), the relationship of past to expected future experience, anti-selection, the relationship among assumptions, and other relevant factors. For assumptions on economic matters, the assets supporting the liabilities and the expected policy for asset-liability management are relevant factors.

Margins for Adverse Deviations
The appropriate level of margin for adverse deviations on an assumption is guided by Canadian actuarial standards of practice. For most assumptions, the standard range of margins for adverse deviations is 5% to 20% of the best estimate assumption, and the actuary chooses from within that range based on a number of considerations related to the uncertainty in the determination of the best estimate assumption. The level of uncertainty, and hence the margin chosen, will vary by assumption and by line of business and other factors. Considerations that would tend to indicate a choice of margin at the high end of the range include:

•	The statistical credibility of the Company's experience is too low to be the primary source of data for choosing the best estimate assumption

•	Future experience is difficult to estimate

•	The cohort of risks lacks homogeneity

•	Operational risks adversely impact the ability to estimate the best estimate assumption

•	Past experience may not be representative of future experience and the experience may deteriorate

Provisions for adverse deviations in future interest rates are included by testing a number of scenarios of future interest rates, some of which are prescribed by Canadian actuarial standards of practice, and determining the liability based on the range of possible outcomes. A scenario of future interest rates includes, for each forecast period between the statement of financial position date and the last liability cash flow, interest rates for risk-free assets, premiums for asset default, rates of inflation, and an investment strategy consistent with the Company's investment policy. The starting point for all future interest rate scenarios is consistent with the current market environment. If few scenarios are tested, the liability would be at least as great as the largest of the outcomes. If many scenarios are tested, the liability would be within a range defined by the average of the outcomes that are above the 60th percentile of the range of outcomes and the corresponding average for the 80th percentile.

Provisions for adverse deviations in future equity returns are included by scenario testing or by applying margins for adverse deviations. In blocks of business where the valuation of liabilities uses scenario testing of future equity returns, the liability would be within a range defined by the average of the outcomes that are above the 60th percentile of the range of outcomes and the corresponding average for the 80th percentile. In blocks of business where the valuation of liabilities does not use scenario testing of future equity returns, the margin for adverse deviations on common share dividends is between 5% and 20%, and the margin for adverse deviations on capital gains would be 20% plus an assumption that those assets reduce in value by 20% to 50% at the time when the reduction is most adverse. A 30% reduction is appropriate for a diversified portfolio of North American common shares and, for other portfolios, the appropriate reduction depends on the volatility of the portfolio relative to a diversified portfolio of North American common shares.

In choosing margins, we ensure that, when taken one at a time, each margin is reasonable with respect to the underlying best estimate assumption and the extent of uncertainty present in making that assumption, and also that, in aggregate, the cumulative impact of the margins for adverse deviations is reasonable with respect to the total amount of our insurance contract liabilities. Our margins are generally stable over time and are generally only revised to reflect changes in the level of uncertainty in the best estimate assumptions. Our margins tend to be at the high end of the range for expenses and in the mid-range or higher for other assumptions. When considering the aggregate impact of margins, the actuary assesses the consistency of margins for each assumption across each block of business to ensure there is no double counting or omission and to avoid choosing margins that might be mutually exclusive. In particular, the actuary chooses similar margins for blocks of business with similar characteristics, and also chooses margins that are consistent with other assumptions, including assumptions about economic factors. The actuary is guided by Canadian actuarial standards of practice in making these professional judgments about the reasonableness of margins for adverse deviations.

The best estimate assumptions and margins for adverse deviations are reviewed at least annually and revisions are made when appropriate. The choice of assumptions underlying the valuation of insurance contract liabilities is subject to external actuarial peer review.

Mortality
Mortality refers to the rates at which death occurs for defined groups of people. Life insurance mortality assumptions are generally based on the past five to ten years of experience. Our experience is combined with industry experience where our own experience is insufficient to be statistically valid. Assumed mortality rates for life insurance and annuity contracts include assumptions about future mortality improvement based on recent trends in population mortality and our outlook for future trends.

Morbidity
Morbidity refers to both the rates of accident or sickness and the rates of recovery therefrom. Most of our disability insurance is marketed on a group basis. We offer critical illness policies on an individual basis in Canada and Asia, long-term care on an individual basis in Canada, and medical stop-loss insurance is offered on a group basis in the U.S. In Canada, group morbidity assumptions are based on our five-year average experience, modified to reflect any emerging trend in recovery rates. For long-term care and critical illness insurance, assumptions are developed in collaboration with our reinsurers and are largely based on their experience. In the United States, our experience is used for both medical stop-loss and disability assumptions, with some consideration of industry experience.

Lapse and Other Policyholder Behaviour
Lapse
Policyholders may allow their policies to lapse prior to the end of the contractual coverage period by choosing not to continue to pay premiums or by surrendering their policy for the cash surrender value. Assumptions for lapse experience on life insurance are generally based on our five-year average experience. Lapse rates vary by plan, age at issue, method of premium payment, and policy duration.

Premium Payment Patterns
For universal life contracts, it is necessary to set assumptions about premium payment patterns. Studies prepared by industry or the actuarial profession are used for products where our experience is insufficient to be statistically valid. Premium payment patterns usually vary by plan, age at issue, method of premium payment, and policy duration.

Expense
Future policy-related expenses include the costs of premium collection, claims adjudication and processing, actuarial calculations, preparation and mailing of policy statements, and related indirect expenses and overhead. Expense assumptions are mainly based on our recent experience using an internal expense allocation methodology. Inflationary increases assumed in future expenses are consistent with the future interest rates used in scenario testing.

Investment Returns
Interest Rates
We generally maintain distinct asset portfolios for each major line of business. In the valuation of insurance contract liabilities, the future cash flows from insurance contracts and the assets that support them are projected under a number of interest rate scenarios, some of which are prescribed by Canadian actuarial standards of practice. Reinvestments and disinvestments take place according to the specifications of each scenario, and the liability is set based on the range of possible outcomes.

Non-Fixed Income Rates of Return
We are exposed to equity markets through our segregated fund products (including variable annuities) that provide guarantees linked to underlying fund performance and through insurance products where the insurance contract liabilities are supported by non-fixed income assets.

For segregated fund products (including variable annuities), we have implemented hedging programs involving the use of derivative instruments to mitigate a large portion of the equity market risk associated with the guarantees. The cost of these hedging programs is reflected in the liabilities. The equity market risk associated with anticipated future fee income is not hedged.

The majority of non-fixed income assets that are designated as FVTPL support our participating and universal life products where investment returns are passed through to policyholders through routine changes in the amount of dividends declared or in the rate of interest credited. In these cases, changes in non-fixed income asset values are largely offset by changes in insurance contract liabilities.

Asset Default
As required by Canadian actuarial standards of practice, insurance contract liabilities include a provision for possible future default of the assets supporting those liabilities. The amount of the provision for asset default included in the insurance contract liabilities is based on possible reductions in future investment yield that vary by factors such as type of asset, asset credit quality (rating), duration, and country of origin. The asset default assumptions are comprised of a best estimate plus a margin for adverse deviations, and are intended to provide for loss of both principal and income. Best estimate asset default assumptions by asset category and geography are derived from long-term studies of industry experience and the Company's experience. Margins for adverse deviation are chosen from the standard range (of 25% to 100%) as recommended by Canadian actuarial standards of practice based on the amount of uncertainty in the choice of best estimate assumption. The credit quality of an asset is based on external ratings if available (public bonds) and internal ratings if not (mortgages and loans). Any assets without ratings are treated as if they are rated below investment grade.

In contrast to asset impairment provisions and changes in FVTPL assets arising from impairments, both of which arise from known credit events, the asset default provision in the insurance contract liabilities covers losses related to possible future (unknown) credit events. Canadian actuarial standards of practice require the asset default provision to be determined taking into account known impairments that are recognized elsewhere on the statement of financial position. The asset default provision included in the insurance contract liabilities is reassessed each reporting period in light of impairments, changes in asset quality ratings, and other events that occurred during the period.

10.A.iii Insurance Contract Liabilities
Insurance contract liabilities consist of the following:

As at December 31, 2017	SLF Canada	SLF U.S.	SLF Asia	Corporate(1)	Total
Individual participating life	$20,918	$5,582	$6,705	$1,186	$34,391
Individual non-participating life and health	11,161	22,003	1,470	394	35,028
Group life and health	9,131	5,427	33	11	14,602
Individual annuities	9,178	(43)	—	6,215	15,350
Group annuities	11,607	113	—	—	11,720
Insurance contract liabilities before other policy liabilities	61,995	33,082	8,208	7,806	111,091
Add: Other policy liabilities(2)	3,088	1,363	2,014	229	6,694
Total insurance contract liabilities	$65,083	$34,445	$10,222	$8,035	$117,785

(1)
Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $1,089 for Individual participating life, $250 for Individual non-participating life and health, $5,692 for Individual annuities, and $158 for Other policy liabilities.

(2)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2016	SLF Canada	SLF U.S.	SLF Asia	Corporate(1)	Total
Individual participating life	$20,045	$6,099	$6,550	$1,396	$34,090
Individual non-participating life and health(2)	10,248	21,271	1,279	237	33,035
Group life and health	8,872	5,875	30	8	14,785
Individual annuities(2)	9,149	(81)	—	6,362	15,430
Group annuities	10,898	173	—	—	11,071
Insurance contract liabilities before other policy liabilities	59,212	33,337	7,859	8,003	108,411
Add: Other policy liabilities(3)	2,997	1,335	2,013	301	6,646
Total insurance contract liabilities	$62,209	$34,672	$9,872	$8,304	$115,057

(1)
Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $1,305 for Individual participating life, $80 for Individual non-participating life and health, $5,734 for Individual annuities, and $145 for Other policy liabilities.

(2)	Balances have been changed to conform with current year presentation.

(3)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

10.A.iv Changes in Insurance Contract Liabilities and Reinsurance Assets
Changes in Insurance contract liabilities and Reinsurance assets are as follows:

For the years ended December 31,	2017			2016
Insurance contract liabilities		Reinsurance assets	Net	Insurance contract liabilities	Reinsurance assets	Net
Balances, before Other policy liabilities and assets as at January 1,	$108,411	$4,541	$103,870	$103,730	$4,812	$98,918
Change in balances on in-force policies	2,757	(779)	3,536	2,439	415	2,024
Balances arising from new policies	2,941	156	2,785	3,574	109	3,465
Method and assumption changes	(371)	(198)	(173)	(622)	(657)	35
Increase (decrease) in Insurance contract liabilities and Reinsurance assets	5,327	(821)	6,148	5,391	(133)	5,524
Acquisitions (Note 3)	—	—	—	2,157	1	2,156
Foreign exchange rate movements	(2,647)	(217)	(2,430)	(2,867)	(139)	(2,728)
Balances before Other policy liabilities and assets	111,091	3,503	107,588	108,411	4,541	103,870
Other policy liabilities and assets	6,694	525	6,169	6,646	603	6,043
Total Insurance contract liabilities and Reinsurance assets, December 31	$117,785	$4,028	$113,757	$115,057	$5,144	$109,913

10.A.v Impact of Method and Assumption Changes
Impacts of method and assumption changes on Insurance contract liabilities net of Reinsurance assets are as follows:

For the year ended December 31, 2017	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(286)
Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality in SLF U.S. In-force Management and International insurance and favourable mortality improvement in SLF U.K.

Lapse and other policyholder behaviour	149
Updates to reflect lapse and other policyholder behaviour experience in all jurisdictions. The largest items were lower lapse rates on lapse supported business in SLF U.S. and updated lapse assumptions in SLF Canada's individual insurance business.

Expenses	71
Updates to reflect expense experience in all jurisdictions. The largest items were a refinement to the allocation of expenses in SLF Canada and increased expenses in the closed block of business in SLF U.S. International wealth.

Investment returns	(62)
Updates to various investment related assumptions across the Company. This included a reduction of the provision for investment risk in SLF Canada and other updated investment related assumptions, offset partially by updates to promulgated ultimate reinvestment rates.

Model enhancements and other	(45)
Various enhancements and methodology changes across all jurisdictions. Includes the favourable impact on insurance contract liabilities from the resolution of tax uncertainties in a U.S. subsidiary and updates to the SLF Canada participating individual life business, partially offset by changes due to U.S. tax reform and updates to reflect reinsurance market conditions.

Total impact of method and assumption changes	$(173)

For the year ended December 31, 2016	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(16)	Updates to reflect mortality/morbidity experience.
Lapse and other policyholder behaviour	98	Updates to reflect lapse and other policyholder behaviour experience, largely in SLF U.S. businesses that are closed to new sales.
Expenses	18	Updates to reflect expense studies.
Investment returns	(281)
Updates to various investment related assumptions across the Company, which had the most significant impact in SLF U.S. and SLF Canada. The largest items were a reduction of the provision for investment risk in the SLF Canada participating account, and favourable changes to projected credit and swap spreads partially offset by changes to assumed returns on non-fixed income assets.

Model enhancements and other	216	Various enhancements and methodology changes across all jurisdictions, including increases to provisions for reinsurance in SLF U.S.
Total impact of method and assumption changes	$35

10.B Investment Contract Liabilities
10.B.i Description of Business
The following are the types of Investment contracts in-force:

•	Term certain payout annuities in Canada and the U.S.

•	Guaranteed Investment Contracts in Canada

•	Unit-linked products issued in the U.K. and Hong Kong

•	Non-unit-linked pensions contracts issued in the U.K. and Hong Kong

10.B.ii Method and Assumption Changes
Investment Contracts with Discretionary Participation Features
Investment contracts with DPF are measured using the same approach as insurance contracts.

Investment Contracts without Discretionary Participation Features
Investment contracts without DPF are measured at FVTPL if by doing so, a potential accounting mismatch is eliminated or significantly reduced or if the contract is managed on a fair value basis. Other investment contracts without DPF are measured at amortized cost.

The fair value liability is measured through the use of prospective discounted cash-flow techniques. For unit-linked contracts, the fair value liability is equal to the current unit fund value, plus additional non-unit liability amounts on a fair value basis if required. For non-unit-linked contracts, the fair value liability is equal to the present value of cash flows.

Amortized cost is measured at the date of initial recognition as the fair value of consideration received, less the net effect of principal payments such as transaction costs and front-end fees. At each reporting date, the amortized cost liability is measured as the present value of future cash flows discounted at the effective interest rate where the effective interest rate is the rate that equates the discounted cash flows to the liability at the date of initial recognition.

10.B.iii Investment Contract Liabilities
Investment contract liabilities consist of the following:

As at December 31, 2017	SLF Canada	SLF U.S.	SLF Asia	Corporate	Total
Individual participating life	$—	$—	$—	$8	$8
Individual non-participating life and health	—	—	260	3	263
Individual annuities	2,517	—	—	48	2,565
Group annuities	—	—	246	—	246
Total investment contract liabilities	$2,517	$—	$506	$59	$3,082

Included in the Investment contract liabilities of $3,082 are liabilities of $562 for investment contracts with DPF, $2,517 for investment contracts without DPF measured at amortized cost, and $3 for investment contracts without DPF measured at fair value.

As at December 31, 2016	SLF Canada	SLF U.S.	SLF Asia	Corporate	Total
Individual participating life	$—	$—	$—	$9	$9
Individual non-participating life and health	—	—	280	3	283
Individual annuities	2,305	—	—	52	2,357
Group annuities	—	—	264	—	264
Total investment contract liabilities	$2,305	$—	$544	$64	$2,913

Included in the Investment contract liabilities of $2,913 are liabilities of $605 for investment contracts with DPF, $2,305 for investment contracts without DPF measured at amortized cost, and $3 for investment contracts without DPF measured at fair value.

10.B.iv Changes in Investment Contract Liabilities
Changes in investment contract liabilities without DPF are as follows:

For the years ended December 31,	2017		2016
	Measured at fair value	Measured at amortized cost	Measured at fair value	Measured at amortized cost
Balance as at January 1	$3	$2,305	$4	$2,208
Deposits	—	470	—	352
Interest	—	47	—	45
Withdrawals	—	(322)	—	(311)
Fees	—	(5)	—	(5)
Other	—	19	—	17
Change in assumptions	—	3	—	—
Foreign exchange rate movements	—	—	(1)	(1)
Balance as at December 31	$3	$2,517	$3	$2,305

Changes in investment contract liabilities with DPF are as follows:

For the years ended December 31,	2017	2016
Balance as at January 1	$605	$701
Change in liabilities on in-force	(10)	(58)
Liabilities arising from new policies	1	—
Increase (decrease) in liabilities	(9)	(58)
Foreign exchange rate movements	(34)	(38)
Balance as at December 31	$562	$605

10.C Gross Claims and Benefits Paid
Gross claims and benefits paid consist of the following:

For the years ended December 31,	2017	2016
Maturities and surrenders	$2,389	$2,671
Annuity payments	1,849	1,867
Death and disability benefits	3,836	3,820
Health benefits	6,079	5,711
Policyholder dividends and interest on claims and deposits	1,200	1,141
Total gross claims and benefits paid	$15,353	$15,210

10.D Total Assets Supporting Liabilities and Equity
The following tables show the total assets supporting total liabilities for the product lines shown (including insurance contract and investment contract liabilities) and assets supporting equity and other:

As at December 31, 2017	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$18,855	$3,190	$7,458	$4,645	$4,508	$38,656
Individual non-participating life and health	18,560	1,720	12,360	1,348	8,702	42,690
Group life and health	6,003	73	8,799	—	2,667	17,542
Individual annuities	12,001	50	5,506	—	1,303	18,860
Group annuities	6,076	45	5,840	—	538	12,499
Equity and other	11,124	942	2,842	1,074	16,491	32,473
Total assets	$72,619	$6,020	$42,805	$7,067	$34,209	$162,720

As at December 31, 2016	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$18,692	$3,017	$7,380	$4,429	$4,976	$38,494
Individual non-participating life and health(1)	18,313	1,830	11,027	1,128	9,147	41,445
Group life and health	6,269	84	8,594	—	2,894	17,841
Individual annuities(1)	12,196	43	5,318	—	1,516	19,073
Group annuities	5,838	42	5,513	—	777	12,170
Equity and other	10,579	758	2,943	1,035	16,733	32,048
Total assets	$71,887	$5,774	$40,775	$6,592	$36,043	$161,071

(1)	Balances have been changed to conform with current year presentation.

10.E Role of the Appointed Actuary
The Appointed Actuary is appointed by the Board and is responsible for ensuring that the assumptions and methods used in the valuation of policy liabilities and reinsurance recoverables are in accordance with accepted actuarial practice in Canada, applicable legislation, and associated regulations or directives.

The Appointed Actuary is required to provide an opinion regarding the appropriateness of the policy liabilities net of reinsurance recoverables at the statement dates to meet all policy obligations of the Company. Examination of supporting data for accuracy and completeness and analysis of our assets for their ability to support the amount of policy liabilities net of reinsurance recoverables are important elements of the work required to form this opinion.

The Appointed Actuary is required each year to investigate the financial condition of the Company and prepare a report for the Board. The 2017 analysis tested our capital adequacy until December 31, 2021, under various adverse economic and business conditions. The Appointed Actuary reviews the calculation of our Minimum Continuing Capital and Surplus Requirements ("MCCSR").